Segment Information	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Segment Reporting [Abstract]
Segment Information

(16) Segment Information

The Company has one reporting segment, which consists of operating a bowling entertainment business. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. Management continually assesses the Company’s operating structure, and this structure could be modified further based on future circumstances and business conditions. Our CODM assesses performance based on consolidated as well as bowling center-level revenue and operating profit.

The Company attributes revenue to individual countries based on the Company’s bowling center locations. The Company’s bowling centers are located in the United States, Mexico, and Canada. The Company’s revenues generated outside of the United States and invoiced in Mexico and Canada for the quarters ended September 26, 2021 and September 27, 2020 were $1,300 and $133, respectively. The Company’s long-lived assets in Mexico and Canada based on country of location, which includes property and equipment, but excludes intangible assets and goodwill, net of related depreciation and amortization totalled $21,908 and $22,333, at September 26, 2021 and June 27, 2021, respectively.

(16) Segment Information

The Company has one reporting segment, which consists of operating a bowling entertainment business. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. Management continually assesses the Company’s operating structure, and this structure could be modified further based on future circumstances and business conditions. Our CODM assesses performance based on consolidated as well as bowling center-level revenue and operating profit.

The Company attributes revenue to individual countries based on the Company’s bowling center locations. The Company’s bowling centers are located in the United States, Mexico, and Canada. The Company’s revenues generated outside of the United States and invoiced in Mexico and Canada for fiscal years 2021 and 2020 were $1,223 and $7,057, respectively. The Company’s long-lived assets in Mexico and Canada based on country of location, which includes property and equipment, but excludes intangible assets and goodwill, net of related depreciation and amortization totaled $22,333 and $19,300, at June 27, 2021 and June 28, 2020, respectively.